Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short-Term Debt	Short-term debt
	2018	2017
Short-term bank borrowings	-	-
Current portion of long-term debt (*)	1,107	751
Total	1,107	751

(*)	Net of adjustment for debt issuance costs.

Summary of Outstanding Long-Term Debt

Long-term debt

The following table summarizes the outstanding long-term debt as of December 31, 2018 and 2017:

		2018		2017
	Maturities	Amount	Effective rate	Amount	Effective rate
Fixed-rate 3.75% senior unsecured notes	Jun, 2018	-	3.750	750	3.750
Fixed-rate 4.125% senior unsecured notes	Jun, 2020	600	4.125	600	4.125
Fixed-rate 4.125% senior unsecured notes	Jun, 2021	1,350	4.125	1,350	4.125
Fixed-rate 4.625% senior unsecured notes	Jun, 2022	400	4.625	400	4.625
Fixed-rate 3.875% senior unsecured notes	Sep, 2022	1,000	3.875	1,000	3.875
Fixed-rate 5.75% senior unsecured notes	Mar, 2023	-	5.750	500	5.750
Fixed-rate 4.625% senior unsecured notes	Jun, 2023	900	4.625	900	4.625
Fixed-rate 4.875% senior unsecured notes	Mar, 2024	1,000	4.875	-	-
Fixed-rate 5.35% senior unsecured notes	Mar, 2026	500	5.350	-	-
Fixed-rate 5.55% senior unsecured notes	Dec, 2028	500	5.550	-	-
Fixed-rate 1% cash convertible notes	Dec, 2019	1,150	1.000	1,150	1.000
Floating-rate revolving credit facility	Dec, 2020	-	-	-	-
Total principal		7,400		6,650
Liabilities arising from capital lease transactions		27		29
Unamortized discounts, premiums and debt issuance costs		(31)		(28)
Fair value of embedded cash conversion option		(42)		(86)
Total debt, including unamortized discounts, premiums, debt issuance costs and fair value adjustments		7,354		6,565
Current portion of long-term debt		(1,107)		(751)
Long-term debt		6,247		5,814

Schedule of Long-Term Debt
	Range of interest rates	Average rate of interest	Principal amount outstanding 2018	Due in 2019	Due after 2019	Due after 2023	Average remaining term (in years)	Principal amount outstanding 2017
USD notes	3.9%-5.8%	4.5%	6,250	-	6,250	2,000	4.3	5,500
2019 Cash Convertible Senior Notes	1.0%	1.0%	1,150	1,150	-	-	0.9	1,150
Revolving Credit Facility (1)	-	-	-	-	-	-	-	-
Bank borrowings	-	-	-	-	-	-	-	-
Liabilities arising from capital lease transactions	4.5%-13.8%	4.6%	27	2	25	19	13.2	29
		4.0%	7,427	1,152	6,275	2,019	3.8	6,679

(1)	We do not have any borrowings under the $600 million Revolving Credit Facility as of December 31, 2018 and 2017.

Principal Amounts of Long-Term Debt	As of December 31, 2018, the following principal amounts of long-term debt are due in the next 5 years:
2019	1,152
2020	601
2021	1,351
2022	1,402
2023	902
Due after 5 years	2,019
7,427

Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component

The principal amount, unamortized debt discount and net carrying amount of the liability component of the 2019 Cash Convertible Senior Notes as of December 31, 2018 and 2017 was as follows:

	As of December 31
(in millions)	2018	2017
Principal amount of 2019 Cash Convertible Senior Notes	1,150	1,150
Unamortized debt discount of 2019 Cash Convertible Senior Notes	45	91
Net liability of 2019 Cash Convertible Senior Notes	1,105	1,059

Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount

The effective interest rate, contractual interest expense and amortization of debt discount for the 2019 Cash Convertible Senior Notes for fiscal 2018 and 2017 were as follows:

(in millions, except percentage)	2018	2017
Effective interest rate	5.14%	5.14%
Contractual interest expense	12	12
Amortization of debt discount	44	42